Allstate Life Insurance Company of New York

Allstate Life of New York Variable Life Separate Account A

Supplement, dated February 13, 2009, to

the TotalAccumulatorSM Variable Adjustable Life Prospectus

dated May 1, 2008

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable life policies ("Policies") issued by Lincoln Benefit Life Company.

We have received notice that the Board of Trustees ("Board") of Franklin Templeton Variable Insurance Products Trust has approved the liquidation, on or about April 24, 2009, of the Franklin Global Communications Securities Fund – Class 1 (“Portfolio”).

Due to the liquidation of the Portfolio, we will no longer accept new premiums for investment in, nor will we permit transfers to, the Franklin Global Communications Securities – Class 1 Sub-Account ("Sub-Account") on or after April 24, 2009.

As the Sub-Account will no longer be offered as an investment option, you may wish to transfer, prior to April 24, 2009, some or all of your Policy Value in the Sub-Account to the other investment options currently offered by your Policy. These transfers are not subject to a transfer fee. Any value remaining in the Sub-Account will be transferred automatically, as of April 24, 2009, to the Fidelity VIP Money Market – Initial Class Sub-Account, an investment option already available under your Policy.

If you currently allocate Policy Value to the Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocations in these programs will also need to be changed. If you do not change these allocations to other investment options currently available under your Policy, any allocations to the Sub-Account will be automatically allocated, as of April 24, 2009, to the Fidelity VIP Money Market – Initial Class Sub-Account.

We will send you a confirmation that shows the amount that is transferred to the Fidelity VIP Money Market – Initial Class Sub-Account or to the investment option that you chose and the date of the transaction. For additional information on how to transfer to another investment option, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at 1-800-268-5619.

If your Policy Value in the Sub-Account is transferred automatically to the Fidelity VIP Money Market – Initial Class Sub-Account, for 60 days following the automatic transfer, you may transfer your Policy Value in the Fidelity VIP Money Market – Initial Class Sub-Account to any other investment option(s) available under your Contract. Such transfer is not subject to a transfer fee.

Attached, as Appendix A, is a list of the Portfolios currently available under your Policy.

Please keep this supplement for future reference together with your prospectus.

Appendix A

The TotalAccumulatorSM Variable Adjustable Life policies offer a variety of Investment Options. Below is a listing of the Portfolios currently available. Also included is the investment objective for each Portfolio.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.

Portfolios

Portfolio	Investment Objective
The Alger American Fund
Alger American Balanced Portfolio - Class O	Current Income and long-term capital appreciation
Alger American Capital Appreciation Portfolio - Class O	Long-term capital appreciation
Alger American LargeCap Growth Portfolio - Class O	Long-term capital appreciation
Alger American MidCap Growth Portfolio - Class O	Long-term capital appreciation
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Growth and Income Portfolio - Class A	Long-term growth of capital
AllianceBernstein VPS International Growth Portfolio - Class A	Long-term growth of capital
AllianceBernstein VPS International Value Portfolio - Class A	Long-term growth of capital
AllianceBernstein VPS Small Cap Growth Portfolio - Class A	Long-term growth of capital
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	Long-term growth of capital
AllianceBernstein VPS Wealth Appreciation Strategy Portfolio - Class A	Long-term growth of capital
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio - Initial Class	Long-term capital appreciation
Fidelity VIP Equity-Income Portfolio - Initial Class

Reasonable Income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®)

Fidelity VIP Growth & Income Portfolio - Initial Class	High total return through a combination of current income and capital appreciation
Fidelity VIP Growth Portfolio - Initial Class	To achieve capital appreciation
Fidelity VIP High Income Portfolio - Initial Class	High level of current income, while also considering growth of capital
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	As high a level of current income as is consistent with the preservation of capital
Fidelity VIP Mid Cap Portfolio - Initial Class	Long-term growth of capital
Fidelity VIP Money Market Portfolio - Initial Class	As high a level of current income as is consistent with preservation of capital and liquidity
Fidelity VIP Real Estate Portfolio - Initial Class	Above-average income and long term capital growth, consistent with reasonable investment risk
Fidelity VIP Value Strategies Portfolio - Initial Class	Seeks capital appreciation

Fidelity VIP Index 500 Portfolio - Service Class	Investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the Standard & Poor's 500SM Index (S&P 500®)
Franklin Templeton Variable Insurance Products Trust
Franklin High Income Securities Fund - Class 1	High level of current income with capital appreciation as a secondary goal
Franklin Income Securities Fund - Class 1	To maximize income while maintaining prospects for capital appreciation
Franklin Small Cap Value Securities Fund - Class 1	Long-term total return
Franklin Small-Mid Cap Growth Securities Fund - Class 1	Long-term capital growth
Franklin Strategic Income Securities Fund - Class 1	A high level of current income. A secondary goal is long-term capital appreciation
Franklin U.S. Government Fund - Class 1	Income
Mutual Discovery Securities Fund - Class 1	Capital appreciation
Mutual Shares Securities Fund - Class 1	Capital appreciation with income as a secondary goal
Templeton Global Asset Allocation Fund - Class 1	High total return
Templeton Global Income Securities Fund - Class 1	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Financial Investors Variable Insurance Trust
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio Class I	Capital appreciation
Ibbotson Balanced ETF Asset Allocation Portfolio Class I	Capital appreciation and some current income
Ibbotson Conservative ETF Asset Allocation Portfolio Class I	Current income and preservation of capital
Ibbotson Growth ETF Asset Allocation Portfolio Class I	Capital appreciation
Ibbotson Income and Growth ETF Asset Allocation Portfolio Class I	Current income and capital appreciation
Janus Aspen Series
Janus Aspen Series Balanced Portfolio - Institutional Shares	Long-term capital growth, consistent with preservation of capital and balanced by current income
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	To obtain maximum total return, consistent with preservation of capital
Janus Aspen Series Forty Portfolio - Institutional Shares	Long-term growth of capital
Janus Aspen Series Fundamental Equity Portfolio - Institutional Shares	Long-term growth of capital
Janus Aspen Series Global Life Sciences Portfolio - Institutional Shares	Long-term growth of capital
Janus Aspen Series Global Technology Portfolio - Institutional Shares	Long-term growth of capital
Janus Aspen Series International Growth Portfolio – Institutional Shares	Long-term growth of capital
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Long-term growth of capital
Janus Aspen Perkins Mid Cap Value Portfolio - Institutional Shares	Capital appreciation
Oppenheimer Variable Account Funds / Panorama Series Fund, Inc.

Oppenheimer Balanced Fund/VA	A high total investment return, which includes current income and capital appreciation in the value of its shares
Oppenheimer Core Bond Fund/VA	High level of current income. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective
Oppenheimer Global Securities Fund/VA

Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, growth-type companies, cyclical industries and special situations that are considered to have appreciation possibilities

Oppenheimer International Growth Fund/VA

Long term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside of the United States.

Oppenheimer Main Street Small Cap Fund®/VA	Capital appreciation
Oppenheimer Strategic Bond Fund/VA	A high level of current income principally derived from interest on debt securities
Oppenheimer Value Fund/VA	Long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration
Van Kampen Life Investment Trust
Van Kampen LIT Government Portfolio, Class I	High current return consistent with preservation of capital
Van Kampen LIT Growth and Income Portfolio, Class I	Long-term growth of capital and income
The Universal Institutional Funds, Inc.
Van Kampen UIF Capital Growth Portfolio, Class I	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies
Van Kampen UIF Emerging Markets Equity Portfolio, Class I	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities